Basis of Presentation, Significant Accounting Policies and Recently-Issued Accounting Pronouncements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Investments in Marketable Securities

Investments in marketable securities presented within current assets on the consolidated balance sheet consisted of the following:

	March 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Marketable securities
U.S. Treasury bonds	$29,718	$—	$(9)	$29,709
Corporate Bonds	25,504	2	(18)	25,488
Commercial paper	10,387	—	—	10,387
Asset-backed securities	12,298	—	(14)	12,284

	$77,907	$2	$(41)	$77,868

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Marketable securities
U.S. Treasury bonds	$29,742	$—	$(17)	$29,725
Corporate Bonds	25,522	—	(21)	25,501
Commercial paper	15,554	—	—	15,554
Asset-backed securities	12,353	—	(3)	12,350

	$83,171	$—	$(41)	$83,130

Investments in marketable securities presented within current assets on the consolidated balance sheet as of December 31, 2016 consisted of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Marketable securities
U.S. Treasury bonds	$29,742	$—	$(17)	$29,725
Corporate Bonds	25,522	—	(21)	25,501
Commercial paper	15,554	—	—	15,554
Asset-backed securities	12,353	—	(3)	12,350

	$83,171	$—	$(41)	$83,130

Summary of Amortized Cost and Fair Values of Marketable Securities, by Remaining Contractual Maturity

The amortized cost and fair values of marketable securities, by remaining contractual maturity, were as follows:

	March 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$61,372	$61,356
Due after 1 year through 4 years	16,535	16,512

	$77,907	$77,868

	December 31, 2016
	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$49,371	$49,363
Due after 1 year through 4 years	33,800	33,767

	$83,171	$83,130

The amortized cost and fair values of marketable securities, by remaining contractual maturity, were as follows:

	December 31, 2016
	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$49,371	$49,363
Due after 1 year through 4 years	33,800	33,767

	$83,171	$83,130

Schedule of Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Company’s property and equipment are as follows:

Useful Lives
Machinery and equipment	3-5 years
Purchased software	3-5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 7 years or lease term

Schedule of Estimated Useful Lives of Finite-Lived Intangible Assets

The estimated useful lives of the Company’s finite-lived intangible assets are as follows:

Useful Lives
Trade name	1-10 years
Developed technology	6-8 years
Non-compete agreements	2-5 years
Customer relationships	8-10 years

Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016 by level within the fair value hierarchy. Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	March 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$12,215	$—	$—	$12,215
Commercial paper	—	5,196	—	5,196
Marketable securities
U.S. Treasury bonds	29,709	—	—	29,709
Corporate bonds	—	25,488	—	25,488
Commercial paper	—	10,387	—	10,387
Asset-backed securities	—	12,284	—	12,284

Total assets	$41,924	$53,355	$—	$95,279

Liabilities
Common stock warrant liability	$—	$—	$12,380	$12,380
Contingent consideration	—	—	5,331	5,331

Total liabilities	$—	$—	$17,711	$17,711

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$18,936	$—	$—	$18,936
Marketable securities
U.S. Treasury bonds	29,725	—	—	29,725
Corporate bonds	—	25,501	—	25,501
Commercial paper	—	15,554	—	15,554
Asset-backed securities	—	12,349	—	12,349

Total assets	$48,661	$53,404	$—	$102,065

Liabilities
Common stock warrant liability	$—	$—	$11,380	$11,380
Contingent consideration	—	—	5,238	5,238

Total liabilities	$—	$—	$16,618	$16,618

The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015, by level, within the fair value hierarchy. Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$18,936	$—	$—	$18,936
Marketable securities
U.S. Treasury bonds	29,725	—	—	29,725
Corporate bonds	—	25,501	—	25,501
Commercial paper	—	15,554	—	15,554
Asset-backed securities	—	12,350	—	12,350

Total assets	$48,661	$53,405	$—	$102,066

Liabilities
Common stock warrant liability	$—	$—	$11,380	$11,380
Contingent consideration	—	—	5,238	5,238

Total liabilities	$—	$—	$16,618	$16,618

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$15,990	$—	$—	$15,990

Total assets	15,990	$—	$—	$15,990

Liabilities
Common stock warrant liability	$—	$—	$5,500	$5,500
Contingent consideration	—	—	4,867	4,867

Total liabilities	$—	$—	$10,367	$10,367

Summary of Changes in Common Stock Warrant Liability and Contingent Consideration Liability

The following table summarizes the changes in the common stock warrant liability and contingent consideration liability (in thousands) for the three months ended March 31, 2017 and 2016:

	Contingent Consideration	Common Stock Warrant Liability
Fair value as of December 31, 2016	$5,238	$11,380
Change in fair value	93	1,000

Fair value as of March 31, 2017	$5,331	$12,380

	Contingent Consideration	Common Stock Warrant Liability
Fair value as of December 31, 2015	$4,867	$5,500
Change in fair value	62	—

Fair value as of March 31, 2016	$4,929	$5,500

The following table summarizes the changes in the common stock warrant liability and contingent consideration liability (in thousands):

	Contingent Consideration	Common Stock Warrant Liability
Fair value as of December 31, 2013	$5,607	$1,380
Change in fair value	(781)	3,700

Fair value as of December 31, 2014	4,826	5,080
Change in fair value	41	420

Fair value as of December 31, 2015	4,867	5,500
Change in fair value	371	5,880

Fair value as of December 31, 2016	$5,238	$11,380

Schedule of Weighted Average Assumptions

The following information represents the weighted average of the assumptions used in Black-Scholes option-pricing model:

	Year ended December 31,
	2016	2015	2014
Expected term (years)	6.3	6.3	6.2
Expected volatility	47.5%	49.6%	54.0%
Risk free interest rate	1.4%	1.7%	1.9%
Expected dividends	—	—	—

Schedule of Potentially Dilutive Shares Excluded From Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders

As of March 31, 2017 and 2016, the following potentially dilutive shares have been excluded from the calculation of diluted net loss per share attributable to common stockholders because they are anti-dilutive:

	March 31
	2017	2016
Options to purchase common stock	6,553,074	5,974,836
Common stock warrants	499,999	499,999

Total shares excluded from net loss per share	7,053,073	6,474,835

As of December 31, 2016 and 2015, the following potentially dilutive shares have been excluded from the calculation of diluted net loss per share attributable to common stockholders because they are anti-dilutive:

	December 31,
	2016	2015
Options to purchase common stock	6,556,986	5,904,376
Common stock warrants	499,999	499,999

Total shares excluded from net loss per share	7,056,985	6,404,375